Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite Lived Intangible Assets Estimated Economic Lives
Intangible assets consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Computer software, systems and acquired technology	11,460	15,693	2,405
Less: Accumulated amortization	(2,650)	(6,174)	(946)

Total intangible assets, net	8,810	9,519	1,459

Schedule of Estimated Amortization Expense Related to the Existing Intangible Assets
Estimated amortization expense relating to the existing intangible asset
s
 with finite lives for each of the next five years is as follows:

	RMB	US$
For the year ending December 31, 2021	4,182	641
2022	3,285	503
2023	1,752	269
2024	286	44
2025	14	2